EntrepreneurShares Series Trust

470 Atlantic Avenue, Suite #400

Boston, MA 02210

November 5, 2015

VIA EDGAR

U.S Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 02549

RE:	EntrepreneurShares Series Trust (File Nos. 333-168040 and 811-22436) – Certificate Under Rule 497(j)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under paragraph (c) of Rule 497, the undersigned hereby certifies on behalf of the EntrepreneurShares Series Trust (the “Trust”) that the form of prospectus and statement of additional information for the Trust, that would have been filed pursuant to paragraph (c) of Rule 497 do not differ from the Fund’s prospectus and statement of additional information, dated November 1, 2015, contained in Post-Effective Amendment No. 11, the most recent amendment to the Trust’s Registration Statement on Form N-1A, the text of which was filed electronically with the Securities and Exchange Commission on October 30, 2015, and which became effective on October 30, 2015.

Sincerely,

/s/ Joel M Shulman

Name: Joel M Shulman

Title: CIO